FFTW FUNDS, INC.
                          PROSPECTUS DATED MAY 1, 2000
                       SUPPLEMENT DATED NOVEMBER 9, 2000
              THIS SUPPLEMENT SUPERSEDES ALL PREVIOUS SUPPLEMENTS

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND FOR THE EMERGING MARKETS PORTFOLIO IN THE RISK/RETURN SUMMARY CHART ON PAGE 10 OF THE
PROSPECTUS:

PRINCIPAL INVESTMENT STRATEGIES: The Portfolio invests primarily in debt securities issued or guaranteed by foreign governments in emerging or developing market countries. The performance objective of the Portfolio is to outperform the JP Morgan Emerging Markets Bond Index Global. The Adviser/Sub-Adviser allocates the Portfolio's investment assets among various emerging markets countries (and currencies). Such allocations are not expected to be comparable to, nor as diverse as the allocations accorded to such markets (and currencies) by the major bond market indices. Portfolio managers will screen out credit or default risks and highlight potentially risky emerging market currencies by employing a fundamental economic analysis and internally developed models.

DURATION: The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the JP Morgan Emerging Markets Bond Index Global by more than one year. As of December 31, 1999, the duration of the JP Morgan Emerging Markets Bond Index Global was 4.41 years.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND FOR THE EMERGING MARKETS PORTFOLIO IN THE AVERAGE ANNUAL TOTAL RETURN CHART ON PAGE 19 OF THE
PROSPECTUS:

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS    PAST      PAST     PAST       SINCE
(FOR THE PERIODS ENDING         1 YEAR    5 YEARS  10 YEARS   INCEPTION
DECEMBER 31, 1999)                                            (8/12/97)
-------------------------------------------------------------------------------
Emerging Markets Portfolio      11.73%     N/A       N/A      -0.51%

-------------------------------------------------------------------------------
   JP Morgan Emerging
   Local Markets Index Plus     12.47%     N/A       N/A      8.65%

-------------------------------------------------------------------------------
   JP Morgan Emerging
   Markets Bond Index Plus      25.97%     N/A       N/A      2.68%
-------------------------------------------------------------------------------
   Constructed Benchmark
   (Consisting of 60% JP Morgan
   Emerging Local Markets Index
   Plus and 40% JP Morgan
   Emerging Markets Bond Index
   Plus)                        17.89%     N/A       N/A      6.86%

-------------------------------------------------------------------------------
   JP Morgan Emerging Markets
   Bond Index Global
   Constrained                  19.56%     N/A       N/A      2.99%

-------------------------------------------------------------------------------
   JP Morgan Emerging Markets
   Bond Index Global+           24.18%     N/A       N/A      3.16%

+ Effective October 1, 2000, the Emerging Markets Portfolio changed its performance benchmark index from the JP Morgan Emerging Markets Bond Index Global Constrained to the JP Morgan Emerging Markets Bond Index Global to better reflect the investment strategy of the Portfolio. Prior to October 1, 2000, the Emerging Markets Portfolio used as its benchmark index a Constructed Benchmark which consisted of 60% JP Emerging Local Markets Index Plus and 40% JP Morgan Emerging Markets Bond Index Plus.

THE  FOLLOWING  INFORMATION  REPLACES  INFORMATION  FOR  THE  EMERGING  MARKETS
PORTFOLIO  FOUND  UNDER  THE  HEADING  "PORTFOLIO  MANAGERS"  ON PAGE 23 OF THE
PROSPECTUS:

ANTONIO MUOZ-SU, SENIOR PORTFOLIO MANAGER. Mr. Muoz-Su is responsible for the management of the Emerging Markets Portfolio. He joined FFTW in September 2000, after two years with the BNP Paribas Group in London, where he was responsible for their Global Emerging Markets and European High Yield Debt Portfolios. Prior to 1998, Mr. Muoz-Su was the head of the Emerging Markets Proprietary trading desk at Banco Bilbao Vizcaya (formerly LatInvest). Prior to 1996, Mr. Muoz-Su was a sales and trading assistant with J.P. Morgan specializing in emerging markets in London. Mr. Muoz-Su has a Masters in Finance from the London Business School (1995) and a Ph.D. in Music from the University of Michigan (1987).